SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Summary of financial information by segment
Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$55	$1,848	$1,035	$2,096	$7,247	$447	$101	$12,829
Inter-segment revenues[1]	688	8	—	1	144	—	(13)	828	i
Segmented revenues	743	1,856	1,035	2,097	7,391	447	88	13,657
FFO from equity accounted investments[1]	67	186	6	284	80	4	(5)	622	ii
Interest expense	—	(755)	(220)	(261)	(379)	(4)	(96)	(1,715)	iii
Current income taxes	—	—	4	(57)	(23)	(8)	(17)	(101)	iv
Funds from operations	355	89	566	84	137	(11)	(59)	1,161	v
Common equity	4,950	17,825	4,398	2,336	3,494	2,503	(7,581)	27,925
Equity accounted investments	4,548	21,083	1,037	7,797	3,741	378	629	39,213
Additions to non-current assets[2]	64	1,963	341	418	311	12	8	3,117

1.
We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2020, $290 million of Oaktree’s revenues was included in our Asset Management segment revenue.

2.	Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT DEC. 31, 2019 AND FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$61	$2,560	$1,028	$1,806	$10,738	$594	$137	$16,924
Inter-segment revenues	549	9	4	—	107	—	(15)	654	i
Segmented revenues	610	2,569	1,032	1,806	10,845	594	122	17,578
FFO from equity accounted investments	—	241	11	271	85	13	3	624	ii
Interest expense	—	(884)	(240)	(250)	(372)	(12)	(86)	(1,844)	iii
Current income taxes	—	(45)	(15)	(64)	(94)	(2)	(12)	(232)	iv
Funds from operations	400	316	69	62	326	18	(83)	1,108	v
Common equity	4,927	18,781	5,320	2,792	4,086	2,859	(7,897)	30,868
Equity accounted investments	4,599	22,314	1,154	8,972	2,596	382	681	40,698
Additions to non-current assets[1]	—	1,925	199	594	17,505	13	7	20,243

1.	Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$116	$4,463	$2,065	$4,369	$17,339	$855	$208	$29,415
Inter-segment and other revenues[1]	1,433	15	—	2	265	—	(17)	1,698	i
Segmented revenues	1,549	4,478	2,065	4,371	17,604	855	191	31,113
FFO from equity accounted investments[1]	119	417	15	619	196	6	(24)	1,348	ii
Interest expense	—	(1,597)	(448)	(552)	(774)	(12)	(184)	(3,567)	iii
Current income taxes	—	(15)	(16)	(116)	(98)	(13)	(39)	(297)	iv
Funds from operations[1]	735	308	632	221	302	(20)	(133)	2,045	v
Additions to non-current assets[2]	64	3,877	1,195	809	2,330	31	87	8,393

1.
We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2020, $597 million of Oaktree’s revenues was included in our Asset Management segment revenue.

2.	Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$107	$5,150	$2,060	$3,537	$19,882	$1,033	$363	$32,132
Inter-segment revenues	1,022	20	15	—	201	—	(23)	1,235	i
Segmented revenues	1,129	5,170	2,075	3,537	20,083	1,033	340	33,367
FFO from equity accounted investments	—	515	23	502	152	17	10	1,219	ii
Interest expense	—	(1,764)	(466)	(469)	(579)	(25)	(173)	(3,476)	iii
Current income taxes	—	(61)	(41)	(129)	(124)	(5)	(59)	(419)	iv
Funds from operations	723	566	223	256	501	(4)	(106)	2,159	v
Additions to non-current assets[1]	—	3,655	266	4,314	17,734	30	13	26,012

1.	Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

Summary of reconciliation of FFO from equity accounted investments
The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020	2019	2020	2019
Consolidated equity accounted (loss) income	$(631)	$1,003	$(843)	$1,347
Non-FFO items from equity accounted investments[1]	1,253	(379)	2,191	(128)
FFO from equity accounted investments	$622	$624	$1,348	$1,219

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current and deferred income taxes:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020	2019	2020	2019
Current income tax expense	$(101)	$(232)	$(297)	$(419)
Deferred income tax recovery (expense)	96	(7)	(72)	(56)
Income tax expense	$(5)	$(239)	$(369)	$(475)

Summary of reconciliation of FFO to net income
The following table reconciles net (loss) income to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2020	2019	2020	2019
Net (loss) income		$(1,493)	$704	$(1,650)	$1,960
Realized disposition gains in fair value changes or equity	vi	469	7	562	239
Non-controlling interests in FFO		(1,501)	(1,863)	(3,482)	(3,465)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		1,253	(379)	2,191	(128)
Fair value changes		1,153	1,398	1,567	1,229
Depreciation and amortization		1,376	1,234	2,785	2,268
Deferred income taxes		(96)	7	72	56
Total FFO		$1,161	$1,108	$2,045	$2,159

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2020	2019	2020	2019
United States	$4,111	$4,228	$8,650	$7,731
Canada	1,330	1,393	2,813	3,229
United Kingdom	2,458	5,553	7,413	10,868
Europe	1,273	1,518	2,869	2,660
Australia	1,316	1,423	2,611	2,471
Brazil	767	1,020	1,626	1,946
Asia	771	702	1,434	1,221
Colombia	357	499	877	1,000
Other	446	588	1,122	1,006
	$12,829	$16,924	$29,415	$32,132
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2020 AND DEC. 31, 2019 (MILLIONS)	2020	2019
United States	$156,990	$149,687
Canada	32,092	35,840
United Kingdom	28,301	30,184
Brazil	18,708	24,354
Europe	19,812	19,404
Australia	21,640	22,971
Asia	17,083	17,468
Colombia	8,892	10,819
Other	12,917	13,242
	$316,435	$323,969